Schedule of Investments - September 30, 2023
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

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COMMON STOCKS - 96.80%	Held	Value
COMMUNICATION SERVICES - 3.50%
Media - 3.50%
National CineMedia, Inc. (a) (l)	1,079,400	$4,846,506
Stagwell, Inc. (a)	4,318,700	20,254,703
TOTAL COMMUNICATION SERVICES		25,101,209

CONSUMER DISCRETIONARY - 11.08%
Automobile Components - 3.99%
Adient PLC (a)	496,700	18,228,890
Atmus Filtration Technologies, Inc. (a) (l)	497,400	10,370,790
		28,599,680
Automobiles - 0.25%
Harley-Davidson, Inc.	54,700	1,808,382

Diversified Consumer Services - 2.58%
Adtalem Global Education, Inc. (a)	431,100	18,472,635

Hotels, Restaurants & Leisure - 1.13%
International Game Technology PLC	266,400	8,077,248

Specialty Retail - 3.13%
The ODP Corp. (a)	265,280	12,242,672
Sonic Automotive, Inc.	214,400	10,239,744
		22,482,416
TOTAL CONSUMER DISCRETIONARY		79,440,361

CONSUMER STAPLES - 0.28%
Personal Care Products - 0.28%
Herbalife Ltd. (a)	142,900	1,999,171
TOTAL CONSUMER STAPLES		1,999,171

ENERGY - 16.21%
Energy Equipment & Services - 3.32%
Expro Group Holdings NV (a)	869,082	20,188,775
NOV, Inc.	174,800	3,653,320
		23,842,095
Oil, Gas & Consumable Fuels - 12.89%
Baytex Energy Corp. (l)	1,715,186	7,563,970
Berry Corp.	2,316,900	18,998,580
Crescent Energy Company (l)	153,200	1,936,448
Equitrans Midstream Corp.	1,530,700	14,342,659
Kinetik Holdings, Inc.	31,390	1,059,413
Kosmos Energy Ltd. (a)	3,216,400	26,310,152
Murphy Oil Corp.	315,700	14,316,995
Range Resources Corp.	242,100	7,846,461
		92,374,678
TOTAL ENERGY		116,216,773

FINANCIALS - 23.68%
Banks - 8.12%
The Bank of NT Butterfield & Son Ltd.	584,500	15,828,260
First Hawaiian, Inc.	233,100	4,207,455
First Horizon Corp.	444,400	4,897,288
Luther Burbank Corp.	117,800	989,520
Popular, Inc.	438,500	27,629,885
Synovus Financial Corp.	166,200	4,620,360
		58,172,768
Capital Markets - 5.31%
Evercore, Inc.	136,400	18,806,832
Perella Weinberg Partners	430,900	4,386,562
Stifel Financial Corp.	241,900	14,862,336
		38,055,730
Consumer Finance - 3.19%
SLM Corp.	1,679,800	22,878,876

Financial Services - 1.82%
Euronet Worldwide, Inc. (a)	84,700	6,723,486
WEX, Inc. (a)	33,800	6,357,442
		13,080,928
Insurance - 5.24%
CNO Financial Group, Inc.	121,900	2,892,687
Enstar Group Ltd. (a)	73,319	17,743,198
Global Indemnity Group LLC	316,036	10,855,837
Horace Mann Educators Corp.	205,600	6,040,528
		37,532,250
TOTAL FINANCIALS		169,720,552

INDUSTRIALS - 18.91%
Commercial Services & Supplies - 1.77%
The Brink’s Company	120,100	8,724,064
MillerKnoll, Inc.	80,800	1,975,560
Quad/Graphics, Inc. (a)	402,700	2,025,581
		12,725,205
Construction & Engineering - 2.90%
Fluor Corp. (a)	565,900	20,768,530

Ground Transportation - 1.96%
U-Haul Holding Company	267,600	14,019,564

Machinery - 4.87%
Allison Transmission Holdings, Inc.	89,700	5,297,682
Flowserve Corp.	240,700	9,572,639
The Greenbrier Companies, Inc.	235,900	9,436,000
Miller Industries, Inc.	95,800	3,756,318
The Timken Company	93,200	6,849,268
		34,911,907
Professional Services - 7.41%
Hudson Global, Inc. (a) (o)	147,460	2,857,775
Korn Ferry	416,700	19,768,248
ManpowerGroup, Inc.	258,100	18,923,892
TrueBlue, Inc. (a)	786,650	11,540,155
		53,090,070
TOTAL INDUSTRIALS		135,515,276

INFORMATION TECHNOLOGY - 12.78%
Communications Equipment - 7.18%
CommScope Holding Company, Inc. (a)	201,300	676,368
F5, Inc. (a)	315,500	50,839,670
		51,516,038
Electronic Equipment, Instruments & Components - 5.60%
Arrow Electronics, Inc. (a)	153,100	19,174,244
Belden, Inc.	123,700	11,943,235
Itron, Inc. (a)	28,800	1,744,704
Plexus Corp. (a)	78,100	7,261,738
		40,123,921
TOTAL INFORMATION TECHNOLOGY		91,639,959

MATERIALS - 4.14%
Chemicals - 4.14%
Ecovyst, Inc. (a)	1,899,700	18,693,048
Olin Corp.	220,100	11,000,598
TOTAL MATERIALS		29,693,646

REAL ESTATE - 2.32%
Real Estate Management & Development - 2.32%
Jones Lang LaSalle, Inc. (a)	22,800	3,218,904
The RMR Group, Inc.	117,400	2,878,648
Seritage Growth Properties (a) (l)	1,362,910	10,548,923
TOTAL REAL ESTATE		16,646,475

UTILITIES - 3.90%
Electric Utilities - 1.28%
Portland General Electric Company	225,900	9,144,432

Multi-Utilities - 2.62%
Avista Corp.	580,100	18,777,837
TOTAL UTILITIES		27,922,269

Total common stocks (Cost $656,763,430)		693,895,691

Total long-term investments (Cost $656,763,430)		693,895,691

COLLATERAL FOR SECURITIES ON LOAN - 2.27%
Money Market Funds - 2.27%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.26%^	16,295,711	16,295,711
Total collateral for securities on loan (Cost $16,295,711)		16,295,711

	Principal
SHORT-TERM INVESTMENTS - 2.97%	Amount
Time Deposits - 2.97%
Citigroup, Inc., 4.68%, 10/02/2023*	$21,275,700	21,275,700
Total short-term investments (Cost $21,275,700)		21,275,700

Total investments - 102.04% (Cost $694,334,841)		731,467,102

Liabilities in excess of other assets - (2.04)%		(14,618,822)

Net assets - 100.00%		$716,848,280

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $15,921,030. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer. An issuer in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended September 30, 2023, is set forth below:

					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2023	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2023	Dividends	September 30, 2023
Hudson Global, Inc.	$3,280,985	$-	$-	$-	$(423,210)	$2,857,775	$-	147,460
	$3,280,985	$-	$-	$-	$(423,210)	$2,857,775	$-

^	- Rate shown is the 7-day yield as of September 30, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$693,895,691
Money Market Funds	16,295,711
Level 2 --- Other significant observable market inputs:
Time Deposits	21,275,700
Level 3 --- Significant unobservable inputs	-

Total Investments	$731,467,102